FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
10.	FAIR VALUE MEASUREMENTS
The carrying values of cash equivalents, long-term deposits and other long-term liabilities approximated fair value and were classified as level 2 in the fair value hierarchy.
The estimated fair values of long-term debt as of September 30, 2023 and December 31, 2022, were approximately $2,047,603 and $1,959,195, respectively, as compared to their carrying values, excluding unamortized deferred financing costs and original issue premiums, of $2,448,128 and $2,450,128, respectively. Fair values were estimated using quoted market prices and were classified as level 1 in the fair value hierarchy for the 2022 7.000% Studio City Secured Notes, 2021 5.000% Studio City Notes and the 2020 Studio City Notes. Fair value for the 2016 Studio City Credit Facilities approximated its carrying value as the instrument carried variable interest rates that approximated the market rates and was classified as level 2 in the fair value hierarchy.
As of September 30, 2023 and December 31, 2022, the Company did not have any non-financial
assets or liabilities that were recognized or disclosed at fair value in the accompanying condensed consolidated financial statements.